OTHER LONG TERMS LIABILITIES (Narrative) (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Nov. 07, 2007 USD ($)
Loss Contingencies [Line Items]
Maximum percentage of grants received	100.00%
Royalty percentage, increase in export sales	4.00%
Possible delinquent royalties			$ 480,000
Possible delinquent royalties, allowance	$ 90,000
Royalty payable	$ 215,000
Minimum [Member]
Loss Contingencies [Line Items]
Royalty percentage	3.00%
Maximum [Member]
Loss Contingencies [Line Items]
Royalty percentage	5.00%
Chief Scientist [Member]
Loss Contingencies [Line Items]
Periodic installment of debt	$ 9,400,000
Chief Scientist [Member] | ILS [Member]
Loss Contingencies [Line Items]
Periodic installment of debt | ₪		₪ 36